Net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants | Series C Redeemable Convertible Preferred Stock Warrants (as converted)
Net loss per share
Potentially dilutive shares excluded in the computation of diluted net loss per share	70,833	70,833	70,833
Common Stock Warrants
Net loss per share
Potentially dilutive shares excluded in the computation of diluted net loss per share			50,158
Stock options outstanding
Net loss per share
Potentially dilutive shares excluded in the computation of diluted net loss per share	2,454,973	2,107,344	1,352,283
RSU's
Net loss per share
Potentially dilutive shares excluded in the computation of diluted net loss per share	85,000